Share capital and other reserves (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2025 shares	Aug. 31, 2024 shares	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)
Share capital and other reserves
Share capital			$ 619,868	$ 619,868
Number of shares issued | shares			159,282,000	159,282,000	140,000,000
Authorised share capital					$ 1,600
Number of shares authorised | shares					162,000,000
Common stock shares par value | $ / shares			$ 0	$ 0	$ 0
Number of votes for each share | Vote			1
Equity			$ 1,925,553	$ 1,937,494	$ 1,586,160	$ 1,596,590
Share based payment expense			1,800	2,000	1,700
Share premium
Share capital and other reserves
Equity					285,853	289,812
Effects of re-domiciliation				(285,853)
Capital reserve
Share capital and other reserves
Equity			649,654	649,654	(36,259)	(36,259)
Effects of re-domiciliation				685,913
Capital reserve, business acquisition of entities under common control
Share capital and other reserves
Equity					(41,500)
Capital reserve, gain (loss) on disposal of treasury shares
Share capital and other reserves
Equity					5,200
Other reserves
Share capital and other reserves
Equity			(2,900)	2,115	2,983	$ 325
Transfer to tonnage tax reserve			$ 6,407	$ 6,162	$ 825
LTIP 2017
Share capital and other reserves
Shares reserved for future issuance | shares			2,043,784
Number of shares transferred | shares	120,647			597,767	470,000
LTIP 2022
Share capital and other reserves
Shares reserved for future issuance | shares			3,463,336
Number of shares transferred | shares		503,889